SCHEDULE OF BANK BORROWINGS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Debt Disclosure [Abstract]
Bank borrowings, current portion	$ 64,723	$ 504,838	$ 284,404
Bank borrowings, non-current portion	539,775	4,210,245	4,715,596
Bank borrowings	$ 604,498	$ 4,715,083	$ 5,000,000